Exhibit 99.1

Nissan Auto Receivables 2017-C Owner Trust

Servicer’ Certificate

Collection Period	30-Jun-18	30/360 Days	30	Collection Period Start	1-Jun-18
Distribution Date	16-Jul-18	Actual/360 Days	31	Collection Period End	30-Jun-18
				Prior Month Settlement Date	15-Jun-18
				Current Month Settlement Date	16-Jul-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,662,304,331.51	1,318,130,955.51	1,271,951,645.11	0.814049
Yield Supplement Overcollaterization		99,804,070.74	72,067,145.98	68,517,645.22
Total Adjusted Pool Balance		1,562,500,260.77	1,246,063,809.53	1,203,433,999.89
Total Adjusted Securities		1,562,500,260.77	1,246,063,809.53	1,203,433,999.89	0.770198
Class A-1 Notes	1.50000%	360,000,000.00	43,563,548.76	933,739.12	0.002594
Class A-2a Notes	1.89000%	350,000,000.00	350,000,000.00	350,000,000.00	1.000000
Class A-2b Notes	2.14325%	205,000,000.00	205,000,000.00	205,000,000.00	1.000000
Class A-3 Notes	2.12000%	442,500,000.00	442,500,000.00	442,500,000.00	1.000000
Class A-4 Notes	2.28000%	142,500,000.00	142,500,000.00	142,500,000.00	1.000000
Certificates	0.00000%	62,500,260.77	62,500,260.77	62,500,260.77	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	42,629,809.64	56,269.58	118.4161379	0.1563044
Class A-2a Notes	0.00	551,250.00	—	1.5750000
Class A-2b Notes	0.00	378,343.16	—	1.8455764
Class A-3 Notes	0.00	781,750.00	—	1.7666667
Class A-4 Notes	0.00	270,750.00	—	1.9000000
Certificates	0.00	0.00	—	—

Total Securities	42,629,809.64	2,038,362.74

I. COLLECTIONS

Interest:
Interest Collections	2,298,057.01
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	2,298,057.01
Principal:
Principal Collections	45,165,959.37
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	45,165,959.37
Recoveries of Defaulted Receivables	474,858.45

Total Collections	47,938,874.83

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	78,123	1,246,063,809.53
Total Principal Payment		42,629,809.64

	76,756	1,203,433,999.89

Nissan Auto Receivables 2017-C Owner Trust

Servicer’ Certificate

III. DISTRIBUTIONS

Total Collections	47,938,874.83
Reserve Account Draw	0.00
Total Available for Distribution	47,938,874.83
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,098,442.46
Servicing Fee Paid	1,098,442.46
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	56,269.58
Class A-1 Notes Monthly Interest Paid	56,269.58
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	551,250.00
Class A-2a Notes Monthly Interest Paid	551,250.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	378,343.16
Class A-2b Notes Monthly Interest Paid	378,343.16
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	781,750.00
Class A-3 Notes Monthly Interest Paid	781,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	270,750.00
Class A-4 Notes Monthly Interest Paid	270,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		2,038,362.74
Total Note Monthly Interest Paid		2,038,362.74
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		44,802,069.63
4. Total Monthly Principal Paid on the Notes		42,629,809.64
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		42,629,809.64
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,172,259.99
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,172,259.99

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,250.65
Required Reserve Account Amount		3,906,250.66
Beginning Reserve Account Balance		3,906,250.66
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,250.66
Required Reserve Account Amount for Next Period		3,906,250.66

VI. POOL STATISTICS

Weighted Average Coupon		2.11%
Weighted Average Remaining Maturity		46.78
	Amount	Number
Principal on Defaulted Receivables	1,013,351.03	51
Principal Recoveries of Defaulted Receivables	474,858.45

Monthly Net Losses	538,492.58
Pool Balance at Beginning of Collection Period	1,318,130,955.51
Net Loss Ratio for Third Preceding Collection Period	0.54%
Net Loss Ratio for Second Preceding Collection Period	0.77%
Net Loss Ratio for Preceding Collection Period	0.22%
Net Loss Ratio for Current Collection Period	0.49%
Four-Month Average Net Loss Ratio	0.51%
Cumulative Net Losses for all Periods	4,625,233.22

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,968,394.90	254	0.39%
61-90 Days Delinquent	1,302,744.30	66	0.10%
91-120 Days Delinquent	268,421.90	19	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	6,539,561.10	339	0.51%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Second Preceding Collection Period	0.07%	0.08%
Delinquency Ratio for Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Current Collection Period	0.12%	0.11%
Four-Month Average Delinquency Ratio	0.09%	0.09%
60 Day Delinquent Receivables	1,607,458.09
Delinquency Percentage	0.13%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO